LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Recoverable Net Investment in Finance Leases - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Recoverable Net Investment in Finance Leases [Line Items]
Net Investment in Finance Lease	£ 2,094	£ 2,628
Not later than 1 year [member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Recoverable Net Investment in Finance Leases [Line Items]
Net Investment in Finance Lease	546	361
Later than 1 year and not later than 5 years [member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Recoverable Net Investment in Finance Leases [Line Items]
Net Investment in Finance Lease	887	1,282
Later than 5 years [member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Recoverable Net Investment in Finance Leases [Line Items]
Net Investment in Finance Lease	£ 661	£ 985